Share-Based Compensation (Details Narrative) (10-K) - USD ($)						1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 25, 2017	Mar. 15, 2017	Dec. 06, 2016	Feb. 10, 2016	Jan. 02, 2016	Apr. 30, 2015	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation options, granted							1,350,000	560,000	768,000
Share-based compensation options, outstanding, exercise price							$ 0.55	$ 0.81	$ 0.75
Share-based compensation, options vested , fair value								$ 49,062	$ 430,000
Share-based compensation, options, grants in period, weighted average grant date fair value								$ 0.78	$ 0.81
Employee service share-based compensation, unrecognized, stock options							$ 497,136	$ 492,057	$ 195,000
Employee service share-based compensation, expected to be recognized								$ 297,057
Employee service share-based compensation, unrecognized compensation not yet recognized, period								3 years
Unrecognized compensation cost recognized upon vesting contingency								$ 195,000
2015 Plan [Member]
Share-based compensation options, granted	500,000	100,000	100,000	210,000	250,000
Share-based compensation options, outstanding, exercise price	$ 0.38	$ 0.85	$ 0.76	$ 0.96	$ 0.90
Share-based compensation options vested and expected to vest	500,000
Employees stock options granted			100,000	210,000	250,000
Employees stock options exercise price			$ 0.76	$ 0.96	$ 0.90
Employees stock options vesting period, description			vesting continuing until 2020	vesting continuing until 2020	vesting continuing until 2019
Share-based compensation, options vested , fair value	$ 321,011	$ 70,872	$ 63,937	$ 174,748	$ 196,250
Non-qualified Stock Option Agreement [Member] | Sophie Pibouin [Member] | 2015 Plan [Member]
Share-based compensation options, granted						128,000
Share-based compensation expiration date						Apr. 29, 2025
Share-based compensation options, outstanding, exercise price						$ 0.75
Non-qualified Stock Option Agreement [Member] | Murray Gross [Member] | 2015 Plan [Member]
Share-based compensation options, granted						640,000
Share-based compensation expiration date						Apr. 29, 2025
Share-based compensation options, outstanding, exercise price						$ 0.75
Share-based compensation options, vested, number of shares						400,000
Share-based compensation options vested and expected to vest						240,000
Revenues						$ 1,000,000